Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amortized Cost	$ 210,872,595	$ 219,079,904
Gross Unrealized Gains	480,862	110,541
Gross Unrealized Losses	20,647,438	26,272,336
Fair Value	190,706,019	192,918,109
U.S. GSE Debt Securities
Amortized Cost	12,000,000	12,000,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	1,172,426	1,624,709
Fair Value	10,827,574	10,375,291
Taxable municipal securities
Amortized Cost	300,000	300,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	53,035	65,142
Fair Value	246,965	234,858
Tax-exempt municipal securities
Amortized Cost	10,832,494	12,042,410
Gross Unrealized Gains	158,982	40,513
Gross Unrealized Losses	517,691	759,356
Fair Value	10,473,785	11,323,567
U.S. Government securities
Amortized Cost	41,207,049	41,368,624
Gross Unrealized Gains	0	0
Gross Unrealized Losses	1,943,800	3,137,035
Fair Value	39,263,249	38,231,589
Agency mortgage-backed securities (Agency MBS) [Member]
Amortized Cost	132,043,238	135,193,097
Gross Unrealized Gains	321,880	69,447
Gross Unrealized Losses	16,502,319	20,030,945
Fair Value	115,862,799	115,231,599
ABS and OAS [Member]
Amortized Cost	2,533,872	2,929,740
Gross Unrealized Gains	0	0
Gross Unrealized Losses	186,251	236,134
Fair Value	2,347,621	2,693,606
CMO [Member]
Amortized Cost	10,963,942	12,278,033
Gross Unrealized Gains	0	581
Gross Unrealized Losses	226,346	342,689
Fair Value	10,737,596	11,935,925
Other investment [Member]
Amortized Cost	992,000	2,968,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	45,570	76,326
Fair Value	$ 946,430	$ 2,891,674